]

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton Schutz         Rochester, NY  14618    February 14, 2007
   ---------------------------    --------------------    -----------------
           [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 129
                                        --------------------

Form 13F Information Table Value Total: $479,563
                                        --------------------
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                         Mendon Capital Advisors Corp.
                           Form 13F Information Table
                     For the Quarter Ended December 31, 2006


       COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
       --------               --------      --------    --------         --------         --------   --------         --------
   Name of Issuer          Title of Class    CUSIP       Value     Shrs or    Sh/ Put/   Investment   Other       Voting Authority
                                                       (X $1000)   Prn Amt   Prin Call   Discretion  Managers    Sole  Shared  None
------------------------   --------------   --------   ---------   -------   ---- ----   ----------  --------    ----  ------  ----
CRMH Holdings                   com        G2554p103      9333     1048703    sh            sole                1048703
Aflac Feb 45                    com        001055102      3680       80000         put      sole                  80000
Alliance Financial              com        019205103     11576      363337    sh            sole                 363337
Allstate Jan 55                 com        020002101      3256       50000         put      sole                  50000
Allstate Jan 65                 com        020002101      5209       80000         put      sole                  80000
American Express Jan 50         com        025816109      3026       50000         put      sole                  50000
American Express Jan 60         com        025816109      2421       40000         put      sole                  40000
American Express Jan 57.5       com        025816109      4842       80000         put      sole                  80000
American Intl Group             com        026874107      1075       15000    sh            sole                  15000
Americredit Corp Jan 25         com        03060r101      2014       80000         put      sole                  80000
Ameriprise Financial            com        03076c106      1635       30000    sh            sole                  30000
Annaly Mortgage Mgmt            com        035710409      5216      375000    sh            sole                 375000
Aon Corp                        com        037389103       707       20000    sh            sole                  20000
Astoria Financial               com        046265104      3873      128400    sh            sole                 128400
BB&T Jan 42.5                   com        054937107      7395      170000         put      sole                 170000
BB&T Mar 42.5                   com        054937107      3480       80000         put      sole                  80000
Bancorp Rhode Island            com        059690107     17118      395800    sh            sole                 395800
Bank of America Corp            com        060505104      2189       41000    sh            sole                  41000
Bank of Florida Corp            com        062128103      3559      173700    sh            sole                 173700
Bank of NY                      com        064057102      4331      110000    sh            sole                 110000
Bank United Finl                com        06652B103      1678       60000    sh            sole                  60000
Benjamin Franklin Bancorp       com        082073107      2552      156600    sh            sole                 156600
Berkshire Hills Bancorp         com        084680107      2024       60500    sh            sole                  60500
Boardwalk Bank                  com        09661q103      1304       76456    sh            sole                  76456
Capital One Financial           com        14040h105      5182       67458    sh            sole                  67458
Centennial Bank Holdings        com        151345303      8707      920400    sh            sole                 920400
Center Bancorp                  com        151408101       949       60000    sh            sole                  60000
Central Bancorp Mass            com        152418109      3980      123000    sh            sole                 123000
Charter Financial Corp          com        16122m100      6000      116450    sh            sole                 116450
Chicopee Bancorp                com        168565109      4187      267565    sh            sole                 267565
Citigroup Jan50                 com        172967101      6618      120000         put      sole                 120000
Citigroup Jan 55                com        172967101      4412       80000         put      sole                  80000
Citigroup Jan 47.5              com        172967101      4412       80000         put      sole                  80000
Citigroup Jan 52.5              com        172967101      4412       80000         put      sole                  80000
Citizens South Banking          com        176682102     10537      814284    sh            sole                 814284
Clifton Savings Bank            com        18712q103       457       37500    sh            sole                  37500
Coast Financial Holdings        com        190354100      2154      131000    sh            sole                 131000
Colonial Bancorp                com        195493309      1287       50000    sh            sole                  50000
Comerica Jan 55                 com        240340107      2934       50000         put      sole                  50000
Connecticut Bank and Trust      com        207546102      2017      254700    sh            sole                 254700
Corus Bank Mar 22.5             com        220873303      1384       60000         put      sole                  60000
Countrywide Jan 40              com        222372104      3385       80000         put      sole                  80000
Countrywide Jan 42.5            com        222372104      1692       40000         put      sole                  40000
Dime Community                  com        253922108      2802      200000    sh            sole                 200000
Eastern Virginia Bank           com        277196101      1692       75000    sh            sole                  75000
Eaton Vance Corp Feb25          com        278265103       822       25000         put      sole                  25000
FPIC Insurance                  com        302563101      1882       48303    sh            sole                  48303
Federal Trust                   com        314012105       987       97700    sh            sole                  97700
Fifth Third Jan 40              com        316773100       327       80000         put      sole                  80000
First Community Bancorp         com        31983b101      6481      124000    sh            sole                 124000
First Horizon Jan40             com        320517105      3342       80000         put      sole                  80000
First Horizon Feb 40            com        320517105      3342       80000         put      sole                  80000
First Indiana Corp              com        32054r108       107        4200    sh            sole                   4200
First Mercury Financial         com        320841109      1176       50000    sh            sole                  50000
First Republic Bank             com        336158100       586       15000    sh            sole                  15000
First State Bancorp             com        336453105      2723      110000    sh            sole                 110000
First Fed Financial             com        337907109      1005       15000    sh            sole                  15000
Great Lakes Bancorp             com        390914109      1566      111550    sh            sole                 111550
Hallmark Financial              com        40624q203       591       59634    sh            sole                  59634
Hartford Financial Jan 90       com        416515104      7465       80000         put      sole                  80000
Hingham Institution             com        433323102       720       21000    sh            sole                  21000
Hudson City Bancorp             com        443683107     21343     1537702    sh            sole                1537702
Investors Bancorp               com        46146p102      5112      325000    sh            sole                 325000
JP Morgan Jan 47.5              com        46625h100      5755      120000    sh            sole                 120000
Kearny Financial                com        487169104      1898      118195    sh            sole                 118195
Key Jan 37.5                    com        493267108      1521       40000         put      sole                  40000
Key Feb 37.5                    com        493267108      3042       80000         put      sole                  80000
Key Mar 35                      com        493267108      3042       80000         put      sole                  80000
LSB Corporation                 com        50215p100      1387       83682    sh            sole                  83682
Lake Shore Bancorp              com        510700107       251       20000    sh            sole                  20000
Legg Mason                      com        524901105      1426       15000    sh            sole                  15000
Lehman Jan75                    com        524908100      3119       40000         put      sole                  40000
Liberty Bancorp                 com        53017q102       989       92200    sh            sole                  92200
Marsh McClennen Jan 30          com        571748102      1219       40000         put      sole                  40000
Marshall Isley Mar 45           com        571834100      3849       80000         put      sole                  80000
Mellon Jan 37.5                 com        58551a108      2097       50000         put      sole                  50000
Mellon Mar 37.5                 com        58551a108      3355       80000         put      sole                  80000
Merrill Jan 85                  com        590188108      3710       40000         put      sole                  40000
Merrill Jan 90                  com        590188108      1855       20000         put      sole                  20000
Millenium Bankshares Corp       com        60037b106      2497      268507    sh            sole                 268507
National City Jan 35            com        635405103      4701      130000         put      sole                 130000
National City Apr 35            com        635405103      2893       80000         put      sole                  80000
New England Bancshares          com        643863202      3232      244100    sh            sole                 244100
Northeast Community             com        664112109      5446      443155    sh            sole                 443155
Northern Trust Feb 60           com        665859104      2428       40000         put      sole                  40000
Opteum Inc                      com        68384a100      2785      366400    sh            sole                 366400
PNC Financial                   com        693475105      1851       25000    sh            sole                  25000
Pacific Mercantile Bancorp      com        694552100       926       57200    sh            sole                  57200
Peoples Bank                    com        710198102     10713      240100    sh            sole                 240100
Placer Sierra Bancshares        com        726079106      5182      218000    sh            sole                 218000
Porter Bancorp                  com        736233107      3731      168846    sh            sole                 168846
Provident Bankshares            com        743859100      2878       80844    sh            sole                  80844
Pulaski Financial Corp          com        745548107      1454       91300    sh            sole                  91300
Rome Bancorp                    com        77587p103      5793      454332    sh            sole                 454332
SI Financial                    com        78425w102       344       28000    sh            sole                  28000
SVB Financial                   com        78486q101       466       10000    sh            sole                  10000
Safeco Jan 55                   com        786429100      3113       50000         put      sole                  50000
Sovereign Bancorp               com        845905108     12251      482500    sh            sole                 482500
State Street Jan 65             com        857477103      2698       40000         put      sole                  40000
Sterling Bancshares             com        858907108      2847      218699    sh            sole                 218699
Sterling Bancorp                com        859158107      8832      448300    sh            sole                 448300
Summit Bank Corp                com        866013105      2429      100000    sh            sole                 100000
Sun American Bancorp            com        86664a103      2719      520950    sh            sole                 520950
Suntrust Jan 90                 com        867914103      5067       60000        call      sole                  60000
Suntrust Feb 90                 com        867914103      5067       60000        call      sole                  60000
Suntrust Jan 75                 com        867914103      2111       25000         put      sole                  25000
Suntrust Jan 80                 com        867914103      6756       80000         put      sole                  80000
Suntrust Jan 85                 com        867914103      2534       30000        call      sole                  30000
Superior Bancorp                com        86806m106      2379      209756    sh            sole                 209756
Synergy Financial               com        87162v102      7696      467001    sh            sole                 467001
TCF Financial                   com        872275102       686       25000    sh            sole                  25000
TD Banknorth                    com        87235a101      1937       60000    sh            sole                  60000
Texas Capital Bancshares        com        88224q107      1523       76600    sh            sole                  76600
Texas United                    com        882838105      2356       68600    sh            sole                  68600
Torchmark Feb 60                com        891027104      5090       80000         put      sole                  80000
USB Holding                     com        902910108      5865      243343    sh            sole                 243343
US Bancorp                      com        902973304       362       10000    sh            sole                  10000
Union Bank Cal Jan 60           com        908906100      4900       80000         put      sole                  80000
Viewpoint Financial             com        926727108     15198      897170    sh            sole                 897170
Wachovia Corp                   com        929903102       570       10000    sh            sole                  10000
Washington Mut Jan 45           com        939322103      7192      160000         put      sole                 160000
Wauwatosa Holdings              com        94348p108      3313      185902    sh            sole                 185902
Webster Finl                    com        947890109      4141       85000    sh            sole                  85000
Wells Fargo Jan 35              com        949746101      6350      180000         put      sole                 180000
Wells Fargo Apr 35              com        949746101      2822       80000         put      sole                  80000
Westfield Financial             com        96008p104      2163       62500    sh            sole                  62500
Willow Financial                com        97111w101      4146      277900    sh            sole                 277900
Yardville National              com        985021104      4696      124500    sh            sole                 124500
Zions bancorp                   com        989701107      1649       20000    sh            sole                  20000

                                                       479,563
